Income Taxes (Reconciliation of Statutory Tax Rate and Effective Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	31.50%	31.50%	31.50%
Non-deductible expenses	0.30%	0.70%	0.80%
Income tax credits	(1.70%)	(1.60%)	(0.60%)
Change in statutory tax rate and law	(0.40%)	(0.30%)	(1.20%)
Change in valuation allowances (other than the 2019 reversal of Sony Americas Holding Inc. ("SAHI") and its U.S. consolidated tax filing group below)	(8.10%)	2.30%	(5.20%)
The 2019 reversal of valuation allowances of SAHI and its U.S. consolidated tax filing group		(15.30%)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.20%	(0.10%)	(0.80%)
Lower tax rate applied to life and non-life insurance business in Japan	(0.60%)	(0.50%)	(0.80%)
Foreign income tax differential	(2.40%)	(6.40%)	(2.60%)
Adjustments to tax reserves	0.90%	(0.30%)	(0.80%)
Effect of equity in net income of affiliated companies	0.00%	0.00%	0.00%
The remeasurement gain for the equity interest in EMI		(2.40%)
Japan controlled foreign company taxation	5.30%	0.00%
Other	(2.80%)	(3.10%)	1.40%
Effective income tax rate	22.20%	4.50%	21.70%